Aug. 18, 2021
Global X Funds | Global X MSCI Norway ETF
Global X MSCI Norway ETF
GLOBAL X FUNDS
(THE "TRUST")
Global X MSCI Norway ETF

Supplement dated August 18, 2021 to the currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) dated as of March 1, 2021, as amended or supplemented from time to time for the Global X MSCI Norway ETF

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus, Statutory Prospectus and SAI.

On August 4, 2021, the Board of Trustees (the “Board”) of the Global X Funds (the “Trust”) unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the Global X MSCI Norway ETF (the “Acquired Fund”) with and into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) (the “Reorganization”). Immediately prior to the Reorganization, the Acquiring Fund will pursue the same investment objective and principal investment strategies as the Acquired Fund. At the time of the Reorganization, the Combined Fund will be named Global X MSCI Norway ETF, its ticker symbol will be NORW and the Combined Fund will follow the same investment objective and principal investment strategies as the Acquired Fund. The Agreement provides for: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of the shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided in the Agreement, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

The Reorganization is expected to be a tax-free transaction. Global X Management Company LLC, the investment adviser to both the Acquired Fund and the Acquiring Fund, has agreed to bear the costs directly related to the Reorganization.

Below is a brief description of certain aspects of the Reorganization:

1) The Combined Fund will be named the Global X MSCI Norway ETF and will be managed by the same portfolio management team that manages the Acquiring Fund and the Acquired Fund.

2) The Combined Fund will have the same investment objective, investment strategies and investment policies as the
Acquired Fund.

3) The Combined Fund’s investment objective will be to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (the “Underlying Index”). The Combined Fund will invest at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Combined Fund will also invest at least 80% of its total assets in securities of companies that are economically tied to Norway.

4) The management fee of the Combined Fund will be equal to the management fee of the Acquired Fund.

5) It is anticipated that the historical performance of the Acquired Fund will become the Combined Fund’s historical performance.

The decision of the Board to reorganize the Acquired Fund is not subject to shareholder approval. However, a combined Information Statement/Prospectus that contains more information about the Reorganization and the Acquiring Fund will be mailed to Acquired Fund shareholders. It is expected that the Reorganization will occur in the fourth calendar quarter of 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE